Warrants (Details) - Gelesis - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Series A-1 redeemable convertible preferred stock ("Series A-1")
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants outstanding		74,784
Series A-3 redeemable convertible preferred stock ("Series A-3")
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants outstanding		238,189
Series A-4 redeemable convertible preferred stock ("Series A-4")
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants outstanding	708,493	708,493
Series 3 Growth redeemable convertible preferred stock -"Series 3 Growth"
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants outstanding	0
Common Stock Warrant [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants outstanding	522,009	522,009
Warrants and Rights Subject to Mandatory Redemption | Series A-4 redeemable convertible preferred stock ("Series A-4")
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants outstanding	708,493	708,493
Warrants and Rights Subject to Mandatory Redemption | Series 3 Growth redeemable convertible preferred stock -"Series 3 Growth"
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants outstanding			478,828